Business Segments (Product Lines) (Details) - USD ($) $ in Millions	3 Months Ended																12 Months Ended
	Jan. 03, 2016	[1]	Sep. 27, 2015	[1]	Jun. 28, 2015	[1]	Mar. 29, 2015	[1]	Dec. 28, 2014	[2]	Sep. 28, 2014	[2]	Jun. 29, 2014	[2]	Mar. 30, 2014	[2]	Jan. 03, 2016	Dec. 28, 2014	Dec. 29, 2013
Summary of the segments sales by product line
Sales by country:	$ 600.0		$ 555.4		$ 577.7		$ 565.0		$ 622.3		$ 601.1		$ 597.1		$ 573.5		$ 2,298.1	$ 2,394.0	$ 2,338.6
Instrumentation
Summary of the segments sales by product line
Sales by country:																	1,051.1	1,115.5	1,022.8
Engineered Systems
Summary of the segments sales by product line
Sales by country:																	274.6	271.9	275.9
Environmental Instrumentation | Instrumentation
Summary of the segments sales by product line
Sales by country:																	268.7	268.4	248.6
Marine Instrumentation | Instrumentation
Summary of the segments sales by product line
Sales by country:																	614.0	654.8	580.4
Test and Measurement Instrumentation | Instrumentation
Summary of the segments sales by product line
Sales by country:																	168.4	192.3	193.8
Engineered Products and Services | Engineered Systems
Summary of the segments sales by product line
Sales by country:																	215.4	211.4	217.5
Turbine Engines | Engineered Systems
Summary of the segments sales by product line
Sales by country:																	18.7	26.5	26.0
Energy Systems | Engineered Systems
Summary of the segments sales by product line
Sales by country:																	$ 40.5	$ 34.0	$ 32.4

[1]	Fiscal year 2015 was a 371 year, each quarter contained 91 weeks except the fourth quarter which contained 98 weeks.
[2]	Fiscal year 2014 was a P364D-week year, each quarter contained P91D weeks.